Commitments And Contingencies (Details) (USD $)	5 Months Ended	9 Months Ended	12 Months Ended
	May 24, 2012	Dec. 31, 2013	Dec. 31, 2012
Settlement Agreement Cash Compensation
Liability amount recognized by KLC			$ 15,750,000
Cash proceeds from Settlement Agreement		5,798,363	5,827,500
Number of shares received from KLC	111,201
Number of installments according to the Settlement Agreement			10
Cash compensation received by KLC			29,137
Estimated off-hire time			18
Remaining Cash Payment As a Result Of a Court Decision
Settlement Agreement Cash Compensation
Cash proceeds from Settlement Agreement		$ 579,836